Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Net Sales	$ 2,716,000	$ 2,440,000	$ 4,709,000	$ 4,866,000
Cost of Goods Sold	1,762,000	2,116,000	3,255,000	4,040,000
Gross Profit	954,000	324,000	1,454,000	826,000
Operating Expenses
Selling expenses	234,000	547,000	998,000	1,177,000
General and administrative expenses	1,502,000	2,053,000	4,048,000	4,212,000
Operating lease impairment expense		3,878,000		3,878,000
Impairment of goodwill
Total Operating Expenses	1,736,000	6,478,000	5,046,000	9,267,000
Loss from Operations	(782,000)	(6,154,000)	(3,592,000)	(8,441,000)
Other (Expense) Income
Change in fair value of warrant liability			(6,468,000)
Interest expense	(27,000)	(17,000)	(43,000)	(45,000)
Total Other Expense	(27,000)	(17,000)	(6,511,000)	(45,000)
Loss Before Income Tax Benefit	(809,000)	(6,171,000)	(10,103,000)	(8,486,000)
Income Tax Provision		52,000
Net Loss	(809,000)	(6,119,000)	(10,103,000)	(8,486,000)
Net Loss Attributable to Non-controlling Interest	224,000		327,000
Net Loss Available to Common Stockholders	$ (585,000)	$ (6,119,000)	$ (9,776,000)	$ (8,486,000)
Loss per Common Share Basic	$ (0.24)	$ (190.68)	$ (4.40)	$ (264.44)
Loss per Common Share Diluted	$ (0.24)	$ (190.68)	$ (4.40)	$ (264.44)
Weighted Average Common and Common Equivalent Shares: Basic	2,472,464	32,090	2,224,047	32,090
Weighted Average Common and Common Equivalent Shares: Diluted	2,472,464	32,090	2,224,047	32,090
Previously Reported [Member]
Net Sales					$ 29,198,000	$ 23,494,000
Cost of Goods Sold					23,008,000	18,713,000
Gross Profit					6,190,000	4,781,000
Operating Expenses
Selling expenses					3,717,000	2,874,000
General and administrative expenses					8,616,000	12,240,000
Impairment of goodwill						3,592,000
Total Operating Expenses					12,333,000	18,706,000
Loss from Operations					(6,143,000)	(13,925,000)
Other (Expense) Income
Change in fair value of warrant liability						334,000
Loss on issuance of warrants						(8,889,000)
Interest expense					(299,000)	(1,887,000)
Other income					44,000
Total Other Expense					(255,000)	(10,442,000)
Loss Before Income Tax Benefit					(6,398,000)	(24,367,000)
Income Tax Provision
Net Loss					(6,398,000)	(24,367,000)
Net Loss Attributable to Non-controlling Interest						1,110,000
Net Loss Available to Common Stockholders					$ (6,398,000)	$ (23,257,000)
Loss per Common Share Basic					$ (263.04)	$ (353.87)
Loss per Common Share Diluted					$ (263.04)	$ (353.87)
Weighted Average Common and Common Equivalent Shares: Basic					24,323	65,722
Weighted Average Common and Common Equivalent Shares: Diluted					24,323	65,722